Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Reconciled to the Income Before Income Taxes

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2025, 2024 and 2023 as follows:

	For the years ended September 30,
	2025	2024	2023
Loss (income) before taxes excluded the amounts of loss incurring entities	$8,617,439	$(12)	$(15,201)
PRC EIT tax rates	25%,20%,15%	25%,20%,15%	25%,20%,15%
Tax at the PRC EIT tax rates	$3,624	$3	$3,040
Tax effect of R&D expenses deduction	(401,259)	(262,311)	-
Tax effect of deferred tax recognized	(5,329)	-	616,763
Effect of preferential tax of PRC subsidiary	(2,899)	-	(2,413)
Tax effect of non-deductible expenses	421,454	285,460	(390,066)
Income tax expense	$15,591	$23,152	$227,324

Schedule of Income Taxes

Income taxes for the years ended September 30, 2025, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	For the years ended September 30,
	2025	2024	2023
Current income tax	$20,920	$33,219	$(354,476)
Deferred income tax	(5,329)	(10,067)	581,800
Total income tax expense	$15,591	$23,152	$227,324

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2025 and 2024 are presented below:

	As of September 30, 2025	As of September 30, 2024
Deferred tax assets:
Bad debt allowance	$162,895	$174,644
Inventory impairment provision	388,259	254,864
Other deductible temporary difference	(620,926)	(267,944)
Net operating loss carry-forward	686,059	463,628
	(616,287)	(625,192)
Total	$-	$-